Fair Value Measurements - Derivative Instrument Fair Value Based on Hierarchy (Parenthetical) (Detail)	Dec. 31, 2017 USD ($)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers of assets between Level 1 and Level 2	$ 370,551
Transfers of liabilities between Level 1 and Level 2	534,709
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Liquidation Basis of Accounting [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers of assets between Level 1 and Level 2	58,919
Transfers of liabilities between Level 1 and Level 2	$ 293,032